RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS In the normal course of operations, the partnership entered into the transactions below with related parties at exchange value. These transactions have been measured at fair value and are recognized in the financial statements.
(a)Transactions with the parent company
    The partnership is a party to a Credit Agreement with Brookfield (the “Brookfield Credit Agreement”) that permits borrowings of up to $1 billion. As at December 31, 2021, $nil (2020: $nil) was drawn on the credit facilities under the Brookfield Credit Agreement.
    The partnership has in place a Deposit Agreement with Brookfield whereby it may place funds on deposit with Brookfield and whereby Brookfield may place funds on deposit with the partnership. The deposit balance is due on demand and bears interest at LIBOR plus 1.50%. As at December 31, 2021, the amount of the deposit from Brookfield was $nil (2020: $300 million on deposit from Brookfield). For the year ended December 31, 2021, the partnership recorded interest expense of $4 million (2020: interest expense of $3 million, 2019: interest income of $10 million) on these deposits.
    The partnership entered into a Master Services Agreement (the “Master Services Agreement”) with affiliates of Brookfield (the “Service Providers”), to provide management services to the partnership. Key decision makers of the partnership are employees of the ultimate parent company and provide management services to the partnership under this Master Services Agreement. Pursuant to the Master Services Agreement, the partnership pays a base management fee to the Service Providers equal to 1.25% of the total capitalization of Brookfield Business Partners L.P. per annum (0.3125% per quarter), which is reflected within general and administrative expenses. For purposes of calculating the base management fee, the total capitalization of Brookfield Business Partners L.P. is equal to the quarterly volume-weighted average trading price of a unit on the principal stock exchange for the partnership units (based on trading volumes) multiplied by the number of units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into units of Brookfield Business Partners L.P.), plus the value of securities of the other Service Recipients that are not held by the partnership, plus all outstanding third-party debt with recourse to a Service Recipient, less all cash held by such entities. The base management fee for the year ended December 31, 2021 was $92 million (2020: $63 million, 2019: $59 million).
    In its capacity as the holder of the special limited partner (“Special LP”) units of Holding LP, Brookfield is entitled to incentive distribution rights. The total incentive distribution earned by the Special LP for the year ended December 31, 2021 was $157 million (2020: $nil, 2019: $nil).
    In addition, at the time of spin-off, the partnership entered into indemnity agreements with Brookfield that relate to certain contracts that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify the partnership for the receipt of payments relating to such contracts.
    On February 5, 2020, the partnership entered into a voting agreement with a Brookfield subsidiary who had the power to direct the relevant activities of our automotive aftermarket parts remanufacturer. The partnership consolidated the automotive aftermarket parts remanufacturer commencing February 5, 2020. This transaction was accounted for as a common control transaction where the partnership recognized the automotive aftermarket parts remanufacturer’s assets and liabilities at their carrying values. The assets, liabilities, and deficit in shareholder’s equity recognized on February 5, 2020 were $609 million, $957 million, and $348 million, respectively. The liabilities included $224 million of loans between the automotive aftermarket parts remanufacturer and the partnership which eliminated upon consolidation. The partnership did not pay any consideration nor incur any expenses related to this transaction.
(b)Subsidiary recapitalization
    On May 13, 2020, as part of a debt restructuring agreement, former debtholders of the automotive aftermarket parts remanufacturer agreed to participate in an equity rights offering, in exchange for extinguishment of their existing debt in the automotive aftermarket parts remanufacturer. As part of this debt restructuring agreement the automotive aftermarket parts remanufacturer received capital contributions of $180 million from some of its former debtholders. The partnership funded $95 million of the restructuring, subject to certain covenants and liquidity requirements. As a result of the recapitalization transaction, the partnership recorded a net gain of $244 million within other income (expense) in the consolidated statements of operating results.
(c)Other
    The following table summarizes other transactions the partnership has entered into with related parties:

	Year ended December 31,
(US$ MILLIONS)	2021	2020	2019
Transactions during the period
Business services revenues (1)	$439	$612	$452
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(1)Within the business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2021	December 31, 2020
Balances at end of period:
Accounts and other receivable, net	$138	$98
Accounts payable and other (1)	549	97
Non-recourse borrowings in subsidiaries of the partnership	56	—
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(1)Includes $326 million (December 31, 2020: $nil) related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operations.